BANK LOANS (Details 1)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Term Loan [Member] USD ($)	Dec. 31, 2013 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2013 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2013 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2013 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2013 Shenzhen Development Bank [Member] Term Loan [Member] USD ($)	Dec. 31, 2013 Shenzhen Development Bank [Member] Term Loan [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] CNY	Dec. 31, 2013 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2013 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2013 Xinhui bank [Member] Term Loan [Member] USD ($)	Dec. 31, 2013 Xinhui bank [Member] Term Loan [Member] CNY	Dec. 31, 2013 Bank of China [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] Revolving Loan [Member] CNY	Dec. 31, 2013 Industrial and Commercial Bank Of China [Member] Term Loan [Member] USD ($)	Dec. 31, 2013 Industrial and Commercial Bank Of China [Member] Term Loan [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] CNY
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 12,957,657	$ 9,712,118	$ 12,957,657	$ 1,651,882	10,000,000	$ 1,605,110	10,000,000	$ 3,048,681	18,455,800	$ 2,780,854	17,235,000	$ 2,477,824	15,000,000	$ 2,407,666	15,000,000	$ 1,154,000	6,985,970	$ 2,436,955	15,182,471	$ 25,941	5,000,000	$ 3,303,764	20,000,000	$ 495,565	3,000,000	$ 481,533	3,000,000
Current annualized interest rate				China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	Annual rate of 6.00%	Annual rate of 6.00%	Annual rate of 6.00%	Annual rate of 6.00%	Annual rate of 6.75%	Annual rate of 6.75%	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)
Term of loans				September 5, 2013 to September 5, 2014	September 5, 2013 to September 5, 2014	March 30, 2012 to March 29, 2013	March 30, 2012 to March 29, 2013	March 12, 2013 to July 29, 2014	March 12, 2013 to July 29, 2014	August 30, 2012 to August 12, 2013	August 30, 2012 to August 12, 2013	April 9, 2013 to April 9, 2014	April 9, 2013 to April 9, 2014	March 26, 2012 to March 25, 2013	March 26, 2012 to March 25, 2013	May 14, 2013 to May 13, 2014	May 14, 2013 to May 13, 2014	March 7, 2012 to March 6, 2013	March 7, 2012 to March 6, 2013	November 19, 2012 to November 18, 2014	November 19, 2012 to November 18, 2014	August 26, 2013 to August 25, 2014	August 26, 2013 to August 25, 2014	July 12, 2013 to February 25, 2014	July 12, 2013 to February 25, 2014	October 1, 2012 to September 30, 2013	October 1, 2012 to September 30, 2013
Collateral				Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Nil	Nil	Related party and third party	Related party and third party	Mortgages on account receivable	Mortgages on account receivable	Mortgages on account receivable	Mortgages on account receivable